SCHEDULE OF SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)		Mar. 25, 2025 CNY (¥)	Jan. 08, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Short term borrowings	$ 5,720	¥ 40,000				¥ 50,000
Bank of China [Member]
Short-Term Debt [Line Items]
Short term borrowings		30,000	[1]		¥ 30,000	30,000	[1]
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Short term borrowings		¥ 10,000	[2]	¥ 10,000		¥ 20,000	[2]

[1]	On January 8, 2025, the Group entered into a loan agreement with Bank of China to borrow RMB30.0 million as working capital for one year. The loan was withdrawn on January 15, 2025 and as a maturity date in January 15, 2026. The loan has a fixed interest rate of 2.85% per annum. The loan was fully repaid upon maturity.
[2]	On March 25, 2025, the Group entered into a loan agreement with Industrial and Commercial Bank to borrow RMB10.0 million as working capital for one year, with a maturity date of March 26, 2026. These loans have a fixed interest rate of 2.75% per annum. The loan was fully repaid upon maturity.